Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Classes of current inventories [abstract]
Summary of Inventories

	December 31
	2024	2025
	NT$	NT$
	(In Millions)
Merchandise	$4,874	$4,025
Project in process	4,564	6,294
Work in process	269	252
Raw materials	222	279
	9,929	10,850
Land held under development	1,999	1,999
Construction in progress	159	330
	$12,087	$13,179